STOCK-BASED COMPENSATION - Restricted Stock Activity (Details) - Restricted stock - $ / shares	7 Months Ended	12 Months Ended
	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Weighted Average Grant Date Fair Value per Share
Granted (in dollars per share)	$ 38.90		$ 38.68
Waldencast plc
Shares
Outstanding, beginning balance (in shares)		2,802,419
Granted (in shares)		2,427,537
Vested (in shares)		(846,736)
Forfeited (in shares)		(2,086,389)
Outstanding, ending balance (in shares)		2,296,831
Weighted Average Grant Date Fair Value per Share
Outstanding beginning balance (in dollars per share)		$ 9.16
Granted (in dollars per share)		8.88
Vested (in dollars per share)		9.93
Forfeited (in dollars per share)		9.10
Outstanding ending balance (in dollars per share)		$ 8.72
Obagi Cosmeceuticals
Shares
Outstanding, beginning balance (in shares)	243,307		0
Granted (in shares)	1,754		243,307
Vested (in shares)	0		0
Exercised (in shares)	0		0
Forfeited (in shares)	(10,219)		0
Outstanding, ending balance (in shares)	234,842		243,307
Weighted Average Grant Date Fair Value per Share
Outstanding beginning balance (in dollars per share)	$ 38.68		$ 0
Granted (in dollars per share)	68.19		38.68
Exercised (in dollars per share)	0		0
Vested (in dollars per share)	0		0
Forfeited (in dollars per share)	38.68		0
Outstanding ending balance (in dollars per share)	$ 38.90		$ 38.68